Earnings Per Share - Additional Information (Detail) - shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Earnings Per Share [Line Items]
Convertible Class B common stock outstanding	2,699,710	2,707,725	2,704,832
Anti-dilutive stock options excluded from earnings per share	67,014	9,984	1,066